Other financial assets - Securities per issuing entity (Details) - Amortized cost € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Quoted bonds issued by sovereign states
Other financial assets
Amortized cost	€ 56
Nominal value	57
Fair value	53
Maximum value of sovereign states bonds included in other category	10
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy
Other financial assets
Amortized cost	20
Nominal value	20
Fair value	€ 18
Maturity date	from 2022 to 2031
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	0.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	2.65%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy)
Other financial assets
Amortized cost	€ 24
Nominal value	25
Fair value	€ 23
Maturity date	from 2023 to 2026
Rating - Moody's	from Aa1 to Baa1
Rating - S&P	from AA+ to A-
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Minimum
Other financial assets
Nominal rate of return (%)	0.00%
Quoted bonds issued by sovereign states, Fixed rate bonds | Foreign (outside Italy) | Maximum
Other financial assets
Nominal rate of return (%)	0.20%
Quoted bonds issued by sovereign states, Floating rate bonds | Italy
Other financial assets
Amortized cost	€ 12
Nominal value	12
Fair value	€ 12
Maturity date	from 2024 to 2026
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Floating rate bonds | Italy | Minimum
Other financial assets
Nominal rate of return (%)	1.51%
Quoted bonds issued by sovereign states, Floating rate bonds | Italy | Maximum
Other financial assets
Nominal rate of return (%)	2.96%